Segment Information - Schedule of Performance and Making Key Decisions Condensed Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Performance and Making Key Decisions Condensed Consolidated Balance Sheet [Abstract]
Prepaid expense	$ 46,463	$ 6,013
Deferred offering costs		$ 147,971